Deferred Compensation and Supplemental Executive Retirement Plans	12 Months Ended
Dec. 31, 2017
Postemployment Benefits [Abstract]
Deferred Compensation and Supplemental Executive Retirement Plans

Note 15. Deferred Compensation and Supplemental Executive Retirement Plans

Deferred compensation plans have been adopted for certain executive officers and members of the Board of Directors for future compensation upon retirement. Under plan provisions aggregate annual payments ranging from $1,992 to $37,200 are payable for ten years certain, generally beginning at age 65. Reduced benefits apply in cases of early retirement or death prior to the benefit date, as defined. Liability accrued for compensation deferred under the plan amounts to $312 thousand and $362 thousand at December 31, 2017 and 2016 respectively. Expense charged against income and included in salary and benefits expense was $27 thousand and $31 thousand in 2017 and 2016, respectively. Charges to income are based on changes in present value of future cash payments, discounted at 8 percent, consistent with prior years. Supplemental executive retirement plans for certain executive officers were adopted in 2017. The plans provide for annual payments ranging from $55,000 to $90,000, payable in monthly installments, and continuing for the life of the executive. Reduced benefits apply in cases of early retirement. Expense charged against income and included in salary and benefits expense in 2017 totaled $36 thousand for these supplemental executive retirement plans.

Prior to the merger, the Bank of Floyd had adopted supplemental executive plans to provide benefits for two former members of management. Aggregate annual payments of $69 thousand are payable for 20 years, beginning subsequent to the executive’s last day of employment. The liability is calculated by discounting the anticipated future cash flows at 4.00%. The liability accrued for this obligation was $805 thousand at December 31, 2017. Charges to income amounted to approximately $32 thousand and $17 thousand in 2017 and 2016 respectively. These plans are unfunded, however, life insurance has been acquired in amounts sufficient to discharge the obligations of the agreements.